Putnam Investments
100 Federal Street
Boston, MA 02110
December 11, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady
2035 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2045 Fund, Putnam
RetirementReady 2050 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2060 Fund
and Putnam RetirementReady Maturity Fund (collective, the “Funds”), each a series of Putnam Target Date
Funds (Reg. Nos. (333-117134) (811-21598) (the “Trust”)

Ladies and Gentlemen:

We are filing the amendment to the Trust’s registration statement (the “Amendment”) pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). The Amendment is being filed for the purpose of registering new classes of shares of the Funds (class R3, R4 and R5 shares), as well as reflecting new management contract and expense limitation arrangements for the Funds. Nothing contained therein is intended to amend or supersede any prior filing relating to any other series of the Trust.

The disclosure included in the Amendment relating to the new classes of shares of the Funds and the new management contract and expense limitation arrangements for the Funds is consistent in all material respects with that included in a Post-Effective Amendment to the Trust’s registration statement on Form N-1A filed with the Commission on July 31, 2020 pursuant to Rule 485(a). The other disclosure included in the Amendment is consistent in all material respects with that included in the most recent Post-Effective Amendment to the Trust’s registration statement on Form N-1A dated November 30, 2020 and filed with the Securities and Exchange Commission on November 25, 2020 pursuant to Rule 485(b).

The Amendment is expected to become effective 60 days after filing. However, as discussed with DeCarlo McLaren of the Commission staff on November 9, 2020, the Trust intends to request that the Commission accelerate the effective date for the Amendment so that it will become effective on January 4, 2021 or as soon as practicable thereafter.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 00023.

Very truly yours,

Peter T. Fariel
Associate General Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP